DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2019
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

29.  DISCONTINUED OPERATIONS

On January 22, 2019, the Corporation sold to Quebecor Media Inc. its 4Degrees Colocation Inc. data center operations, which were ultimately sold to a third party on January 24, 2019 for an amount of $261.6 million fully paid in cash at the date of transaction. An amount of $0.9 million relating to a working capital adjustment was also paid by the Corporation. The determination of the final proceeds from the sale is however subject to certain adjustments based on the realization of future conditions over a period of up to 10 years. Accordingly, a gain on disposal of $115.7 million, was accounted for in the first quarter of 2019, while an amount of $53.1 million from the proceeds received at the date of transaction was deferred in connection with the estimated present value of the future conditional adjustments.

These discontinued operations were transferred to Quebecor Media Inc. in exchange of a promissory note receivable bearing interest at a rate of 4.90% for an amount of  $260.7 million, from which $100.7 million was reimbursed subsequently.

The results of operations and cash flows of this business were reclassified as discontinued operations in the consolidated statements of income and cash flows are as follows:

	2019	2018	2017

Revenues	$1.4	$19.8	$19.8
Expenses	1.2	14.5	14.7
Income taxes	—	1.4	1.4
Gain on disposal of businesses	115.7	—	—
Income from discontinued operations	$115.9	$3.9	$3.7

	2019	2018	2017

Cash flows related to operating activities	$(0.7)	$10.4	$9.5
Cash flows related to investing activities	—	(1.9)	(3.5)
Cash flows (used in) provided by discontinued operations	$(0.7)	$8.5	$6.0

Components of assets and liabilities classified as held for sale in the consolidated balance sheet are as follows:

2018

Current assets	$1.3
Property, plant and equipment	72.5
Intangible assets and goodwill	21.2
Assets held for sale	95.0
Current liabilities held for sale	(6.6)
Net assets held for sale	$88.4